Other Expenses (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net gains	$ (6,718,000)	$ (4,657,000)	$ (6,682,000)
Employee termination benefit costs	(19,120,000)	(3,928,000)	(31,158,000)
Costs to exit activities	4,908,000	5,382,000	50,476,000
Multiemployer Plans, Withdrawal Obligation			11,900,000
Currency translation adjustments recognized in earnings		10,900,000
Product line rationalization		0	24,966,000
Impaired asset write-downs	39,455,000	9,688,000	7,152,000
Other (income) expense, miscellaneous	1,059,000	769,000	(2,278,000)
Other (income) expenses	57,824,000	15,110,000	104,792,000
Harsco Metals & Minerals Segment
Segment Reporting Information [Line Items]
Net gains	(3,538,000)	(1,043,000)	(3,283,000)
Employee termination benefit costs	(18,169,000)	(3,561,000)	(8,082,000)
Costs to exit activities	6,395,000	2,705,000	15,477,000
Impaired asset write-downs	38,791,000	689,000	7,152,000
Harsco Infrastructure [Member]
Segment Reporting Information [Line Items]
Net gains	0	(2,864,000)	(2,198,000)
Employee termination benefit costs	0	(326,000)	(17,291,000)
Costs to exit activities	0	(254,000)	34,820,000
Impaired asset write-downs		8,999,000	0
Harsco Industrial [Member]
Segment Reporting Information [Line Items]
Net gains	(2,077,000)	(750,000)	(1,089,000)
Employee termination benefit costs	(421,000)	(115,000)	(418,000)
Impaired asset write-downs	74,000	0	0
Harsco Rail [Member]
Segment Reporting Information [Line Items]
Employee termination benefit costs	(185,000)	(235,000)	(245,000)
Impaired asset write-downs	590,000
Corporate
Segment Reporting Information [Line Items]
Net gains	(1,103,000)	0	(112,000)
Employee termination benefit costs	(345,000)	(343,000)	(5,122,000)
Costs to exit activities	$ (1,487,000)	$ 2,931,000	$ 179,000